UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
January 31, 2015
unaudited
Common stocks 78.79% Financials 13.26%	Shares	Value (000)
HDFC Bank Ltd.[1]	11,844,629	$204,855
HDFC Bank Ltd. (ADR)	968,000	55,157
Prudential PLC[1]	10,402,431	253,035
ICICI Bank Ltd.[1]	32,392,310	188,261
ICICI Bank Ltd. (ADR)	3,375,000	40,534
AIA Group Ltd.[1]	34,774,600	201,236
Axis Bank Ltd.[1]	19,784,560	187,511
KASIKORNBANK PCL[1]	23,945,000	163,448
Kotak Mahindra Bank Ltd.[1]	5,975,299	127,198
American Tower Corp.	1,188,900	115,264
Bank of the Philippine Islands[1]	46,231,443	103,503
AEON Financial Service Co., Ltd.[1]	5,570,000	100,168
Siam Commercial Bank PCL[1]	16,680,000	91,063
Citigroup Inc.	1,820,000	85,449
Housing Development Finance Corp. Ltd.[1]	4,000,250	81,371
Fibra Uno Administración, SA de CV	25,217,098	76,041
Ayala Land, Inc.[1]	93,008,400	75,521
Ayala Land, Inc., preference shares[1]	30,910,900	70
Banco Santander, SA1,2	8,281,772	55,668
Banco Santander, SA (ADR)	2,145,600	14,354
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	6,082,700	64,355
China Overseas Land & Investment Ltd.[1]	21,084,000	60,683
ING Vysya Bank Ltd.[1]	3,704,400	54,782
ACE Ltd.	425,000	45,883
UniCredit SpA[1]	7,350,011	43,276
Sberbank of Russia (ADR)[1]	4,965,000	18,323
Sberbank of Russia (ADR)	4,562,500	17,474
Sberbank of Russia (GDR)[1,3]	1,432,900	5,288
Bangkok Bank PCL, nonvoting depository receipt[1]	6,400,000	37,201
Türkiye Garanti Bankasi AS1	8,559,582	36,098
China Pacific Insurance (Group) Co., Ltd., Class H1	7,260,000	34,905
Piraeus Bank SA1,2	55,280,037	32,292
Eurobank Ergasias SA1,2	250,919,051	30,873
Standard Chartered PLC (HKD denominated)[1]	1,120,000	14,977
Standard Chartered PLC[1]	1,115,000	14,876
Brookfield Asset Management Inc., Class A	562,000	28,651
PT Bank Rakyat Indonesia (Persero) Tbk[1]	30,000,000	27,499
United Bank Ltd.[1]	14,926,100	26,582
Bank of China Ltd., Class H1	47,531,000	26,514
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,256,000	23,912
Itaú Unibanco Holding SA, preferred nominative	1,870,576	22,936
Banco Bradesco SA, preferred nominative	1,748,708	21,982
Shriram Transport Finance Co. Ltd.[1]	1,031,200	19,003
FirstRand Ltd.[1]	3,879,000	17,254
Agricultural Bank of China, Class H1	34,291,000	16,746
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,775,100	16,194
Itaúsa - Investimentos Itaú SA, preferred nominative	4,610,705	15,706
New World Fund — Page 1 of 16

unaudited
Common stocks Financials (continued)	Shares	Value (000)
GT Capital Holdings, Inc.[1]	550,000	$15,064
Metropolitan Bank & Trust Co.[1]	6,743,750	14,519
Industrial and Commercial Bank of China Ltd., Class H1	20,106,845	14,411
HSBC Holdings PLC (HKD denominated)[1]	1,125,779	10,486
Bao Viet Holdings[1]	221,020	357
C C Land Holdings Ltd.[1]	2,000,000	343
Banco Espírito Santo, SA1,2	79,923,674	—
		3,049,152
Consumer discretionary 12.54%
Naspers Ltd., Class N1	1,956,881	281,506
Altice SA1,2	2,935,286	245,581
Toyota Motor Corp.[1]	2,728,900	175,682
Domino’s Pizza, Inc.	1,413,000	139,958
Maruti Suzuki India Ltd.[1]	2,048,000	120,418
Zee Entertainment Enterprises Ltd.[1]	18,556,234	112,623
Inchcape PLC[1]	9,305,000	97,328
SAIC Motor Corp. Ltd., Class A1	22,946,763	82,293
Li & Fung Ltd.[1]	81,686,000	80,867
Ctrip.com International, Ltd. (ADR)[2]	1,663,000	79,084
L’Occitane International SA1	27,435,750	69,182
Hankook Tire Co., Ltd.[1,2]	1,415,180	67,905
Chow Sang Sang Holdings International Ltd.[1]	25,212,000	66,397
Zhongsheng Group Holdings Ltd.[1]	75,214,000	65,460
NIKE, Inc., Class B	705,600	65,092
Techtronic Industries Co. Ltd.[1]	17,785,000	58,156
Kering SA1	266,633	53,984
Melco Crown Entertainment Ltd. (ADR)	2,152,000	51,648
Renault SA1	644,894	49,617
Estácio Participações SA, ordinary nominative	7,900,000	49,139
Kroton Educacional SA, ordinary nominative	10,155,000	46,550
Arcos Dorados Holdings Inc., Class A	8,241,177	45,739
Wynn Macau, Ltd.[1]	16,536,600	45,497
Swatch Group Ltd[1]	342,000	25,095
Swatch Group Ltd, non-registered shares[1]	48,300	19,239
Industria de Diseño Textil, SA1	1,457,500	42,994
Galaxy Entertainment Group Ltd.[1]	7,950,000	41,594
PT Surya Citra Media Tbk[1]	146,410,000	39,372
Hyundai Motor Co.[1]	246,199	37,825
Mahindra & Mahindra Ltd.[1]	1,830,500	37,350
Mr Price Group Ltd.[1]	1,605,916	36,390
Publicis Groupe SA1	464,476	34,823
Intercontinental Hotels Group PLC[1]	853,537	34,167
Hero MotoCorp Ltd.[1]	606,394	27,921
Global Brands Group Holding Ltd.[1,2]	135,466,000	25,632
Dongfeng Motor Group Co., Ltd., Class H1	17,518,000	25,329
Truworths International Ltd.[1]	3,483,000	24,111
Hyundai Mobis Co., Ltd.[1]	106,000	23,905
JD.com, Inc., Class A (ADR)[2]	950,500	23,610
Shangri-La Asia Ltd.[1]	16,916,571	21,997
Honda Motor Co., Ltd.[1]	700,000	21,110
PT Astra International Tbk[1]	32,820,000	20,218
Belle International Holdings Ltd.[1]	17,605,000	19,869
General Motors Co.	548,000	17,876
Sands China Ltd.[1]	3,630,000	17,556
New World Fund — Page 2 of 16

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Dufry AG1,2	111,764	$16,449
Nokian Renkaat Oyj[1]	650,000	16,030
Moncler SpA[1]	1,038,080	15,426
Ripley Corp SA	36,315,966	14,955
Volkswagen AG, nonvoting preferred[1]	66,000	14,782
Melco International Development Ltd.[1]	7,315,000	14,608
Daimler AG1	120,000	10,906
Cie. Financière Richemont SA, Class A1	82,000	6,814
Bajaj Auto Ltd.[1]	139,155	5,365
Golden Eagle Retail Group Ltd.[1]	318,000	379
		2,883,403
Information technology 10.12%
Baidu, Inc., Class A (ADR)[2]	1,480,200	322,565
Google Inc., Class A2	212,950	114,471
Google Inc., Class C2	200,950	107,412
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	33,313,000	147,922
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,400,000	31,794
Murata Manufacturing Co., Ltd.[1]	1,581,800	170,667
Samsung Electronics Co. Ltd.[1]	112,250	138,743
Samsung Electronics Co. Ltd., nonvoting preferred[1]	9,700	9,399
Alcatel-Lucent[1,2]	37,384,619	130,408
AAC Technologies Holdings Inc.[1]	19,495,500	124,421
Mail.Ru Group Ltd. (GDR)[1,2]	7,226,366	103,639
Avago Technologies Ltd.	834,000	85,802
Tech Mahindra Ltd.[1]	1,850,234	85,616
Cognizant Technology Solutions Corp., Class A2	1,550,000	83,901
Tencent Holdings Ltd.[1]	4,740,500	80,026
Infosys Ltd.[1]	1,321,077	45,387
Infosys Ltd. (ADR)	788,000	26,855
Alibaba Group Holding Ltd. (ADR)[2]	793,400	70,676
Yandex NV, Class A2	4,295,884	63,966
Semiconductor Manufacturing International Corp.[1,2]	553,465,500	48,383
Hexagon AB, Class B1	1,435,000	45,428
Quanta Computer Inc.[1]	13,200,000	32,146
JDS Uniphase Corp.[2]	2,588,000	31,444
ASM Pacific Technology Ltd.[1]	3,419,900	30,981
MasterCard Inc., Class A	370,000	30,351
Gemalto NV1	337,200	24,416
Accenture PLC, Class A	290,000	24,369
Infineon Technologies AG1	2,038,003	22,994
Samsung SDI Co., Ltd.[1]	153,500	17,912
Western Union Co.	1,020,000	17,340
Spectris PLC[1]	500,000	15,728
TDK Corp.[1]	241,000	15,007
STMicroelectronics NV1	1,765,000	14,734
Broadcom Corp., Class A	170,000	7,214
Apple Inc.	45,000	5,272
OMRON Corp.[1]	29,400	1,174
		2,328,563
Health care 8.80%
Hikma Pharmaceuticals PLC[1,4]	11,024,828	390,725
Novo Nordisk A/S, Class B1	5,577,630	249,501
Novartis AG1	2,205,100	215,002
New World Fund — Page 3 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Novartis AG (ADR)	300,000	$29,220
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,528,983	122,446
Grifols, SA, Class B (ADR)	2,377,533	81,930
Alexion Pharmaceuticals, Inc.[2]	1,056,304	193,557
Bayer AG1	891,500	128,821
Thermo Fisher Scientific Inc.	503,000	62,981
BioMarin Pharmaceutical Inc.[2]	592,029	57,521
AstraZeneca PLC[1]	765,000	54,403
Merck & Co., Inc.	860,000	51,841
Pharmstandard OJSC (GDR)[1,2]	6,508,871	51,213
Genomma Lab Internacional, SAB de CV, Series B2	27,395,000	43,387
Teva Pharmaceutical Industries Ltd. (ADR)	710,000	40,371
PerkinElmer, Inc.	860,000	39,311
Waters Corp.[2]	330,000	39,286
Cochlear Ltd.[1]	540,000	34,693
Life Healthcare Group Holdings Ltd.[1]	9,080,000	33,800
Sysmex Corp.[1]	730,100	32,589
Beijing Tong Ren Tang Chinese Medicine Co. Ltd., Class A1	8,128,224	29,369
Krka, dd, Novo mesto[1]	400,000	26,221
PT Kalbe Farma Tbk[1]	114,880,000	16,907
		2,025,095
Consumer staples 8.36%
Nestlé SA1	2,679,417	205,235
Pernod Ricard SA1	1,211,460	145,499
Coca-Cola Co.	3,280,000	135,038
British American Tobacco PLC[1]	2,348,000	132,193
ITC Ltd.[1]	17,400,000	103,457
LT Group, Inc.[1]	336,174,800	103,179
Magnit OJSC (GDR)[1]	2,415,700	91,989
Lenta Ltd. (GDR)[1,2]	15,503,552	82,604
Unilever NV, depository receipts[1]	1,739,000	75,580
Hypermarcas SA, ordinary nominative[2]	11,083,200	75,299
Associated British Foods PLC[1]	1,399,126	65,083
SABMiller PLC[1]	1,097,200	59,779
Shoprite Holdings Ltd.[1]	3,761,000	59,306
Henkel AG & Co. KGaA, nonvoting preferred[1]	470,000	53,934
Thai Beverage PCL[1]	98,725,000	52,435
Shiseido Co., Ltd.[1]	3,135,000	50,232
PepsiCo, Inc.	535,000	50,172
Procter & Gamble Co.	513,000	43,241
United Breweries Ltd.[1]	2,641,459	41,526
China Mengniu Dairy Co.[1]	8,115,547	36,966
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	28,950
Wal-Mart de México, SAB de CV, Series V	3,910,000	7,552
Grupo Nutresa SA	3,341,557	34,922
Coca-Cola Icecek AS, Class C1	1,663,800	33,583
Anheuser-Busch InBev NV1	204,000	24,900
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	23,296
Ambev SA	3,250,000	21,354
Uni-Charm Corp.[1]	721,500	19,878
Orion Corp.[1]	20,250	19,363
Avon Products, Inc.	1,900,000	14,706
Wumart Stores, Inc., Class H1	19,188,000	13,558
New World Fund — Page 4 of 16

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
PZ Cussons PLC[1]	2,321,000	$11,028
L’Oréal SA, bonus shares[1]	41,800	7,473
		1,923,310
Industrials 8.15%
International Container Terminal Services, Inc.[1,4]	106,374,000	274,392
Cummins Inc.	1,540,900	214,894
ASSA ABLOY AB, Class B1	2,097,660	114,469
DP World Ltd.	4,859,353	95,486
Alliance Global Group, Inc.[1]	167,000,000	94,548
Jardine Matheson Holdings Ltd.[1]	1,275,000	81,360
United Technologies Corp.	607,000	69,672
Airbus Group NV1	1,174,573	62,546
Shanghai Industrial Holdings Ltd.[1]	20,253,000	59,788
Boeing Co.	391,000	56,840
Deutsche Post AG1	1,635,000	53,135
Andritz AG1	965,000	52,232
Industries Qatar QSC[1]	1,257,816	51,295
Intertek Group PLC[1]	1,401,500	48,244
Bureau Veritas SA1	2,165,000	45,987
SMC Corp.[1]	167,000	44,834
SGS SA1	23,101	43,885
Meyer Burger Technology AG1,2,4	5,800,000	36,032
JG Summit Holdings, Inc.[1]	23,225,900	34,495
Toshiba Corp.[1]	8,000,000	32,016
Polypore International, Inc.[2]	700,000	31,304
Rolls-Royce Holdings PLC[1,2]	2,255,000	30,241
China State Construction International Holdings Ltd.[1]	19,528,000	29,869
Experian PLC[1]	1,520,000	26,812
COSCO Pacific Ltd.[1]	16,736,000	24,219
Avianca Holdings SA, preferred, restricted-voting (ADR)	1,805,300	21,573
Komatsu Ltd.[1]	992,000	19,508
Jardine Strategic Holdings Ltd.[1]	546,500	19,074
KONE Oyj, Class B1	419,800	18,901
ITOCHU Corp.[1]	1,740,000	17,654
Spirax-Sarco Engineering PLC[1]	362,144	16,612
Chart Industries, Inc.[2]	579,061	16,503
CIMC Enric Holdings Ltd.[1]	19,090,000	14,583
Kühne + Nagel International AG1	90,000	12,384
Schneider Electric SE1	120,780	9,100
PT Bakrie & Brothers Tbk[1,2]	1,332,820,100	1,157
		1,875,644
Telecommunication services 3.60%
SoftBank Corp.[1]	3,701,000	217,075
China Mobile Ltd.[1]	6,630,000	86,854
MTN Group Ltd.[1]	4,901,491	84,572
Reliance Communications Ltd.[1,2]	64,516,096	82,676
Globe Telecom, Inc.[1]	1,815,000	71,550
Bharti Infratel Ltd.[1]	9,400,000	54,915
TIM Participações SA, ordinary nominative	9,509,000	41,959
Idea Cellular Ltd.[1]	13,745,000	34,281
Bharti Airtel Ltd.[1]	4,350,000	26,180
Singapore Telecommunications Ltd.[1]	8,141,000	24,510
América Móvil, SAB de CV, Series L (ADR)	935,000	20,000
New World Fund — Page 5 of 16

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Intouch Holdings PCL[1]	5,811,900	$14,324
Intouch Holdings PCL, nonvoting depository receipts[1]	1,588,100	3,914
China Telecom Corp. Ltd., Class H1	24,388,000	14,325
OJSC Mobile TeleSystems (ADR)	1,392,891	10,948
China Unicom (Hong Kong) Ltd.[1]	7,000,000	10,494
China Communications Services Corp. Ltd., Class H1	20,400,000	9,193
MegaFon OJSC (GDR)[1]	515,900	7,075
Hellenic Telecommunications Organization SA1,2	822,500	6,769
PT XL Axiata Tbk[1]	17,022,865	6,428
		828,042
Energy 3.53%
InterOil Corp.[2,4]	3,655,239	137,474
Genel Energy PLC[1,2]	10,315,600	97,194
Royal Dutch Shell PLC, Class B1	1,905,000	60,649
Royal Dutch Shell PLC, Class B (ADR)	210,000	13,438
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	340,000	10,403
Reliance Industries Ltd.[1]	4,517,606	66,697
Noble Energy, Inc.	1,262,000	60,248
Galp Energia, SGPS, SA, Class B1	5,394,108	56,845
Cobalt International Energy, Inc.[2]	5,330,000	48,610
Oil Search Ltd.[1]	7,642,125	46,592
Ophir Energy PLC[1,2]	20,632,799	42,180
BG Group PLC[1]	2,050,000	27,317
Gulf Keystone Petroleum Ltd.[1,2]	19,594,850	13,632
Gulf Keystone Petroleum Ltd.[1,2,3]	14,287,125	9,940
CNOOC Ltd.[1]	15,861,000	21,054
Indus Gas Ltd.[1,2,4]	10,429,272	20,892
BP PLC[1]	2,796,000	18,001
YPF Sociedad Anónima, Class D (ADR)	728,959	17,094
Eni SpA[1]	780,000	13,251
Pacific Rubiales Energy Corp.	5,156,100	11,970
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,500,000	9,015
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	200,000	1,230
Africa Oil Corp.[2]	3,775,209	7,101
		810,827
Materials 2.99%
Linde AG1	367,092	70,472
Holcim Ltd[1]	964,676	67,514
Grasim Industries Ltd. (GDR)[1]	527,053	33,017
Grasim Industries Ltd.[1]	521,502	32,670
Celanese Corp., Series A	1,041,000	55,964
Arkema SA1	602,285	43,150
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	3,937,600	35,005
Akzo Nobel NV1	480,000	34,665
L’Air Liquide SA, bonus shares[1]	271,500	34,308
Solvay NV1	240,000	32,757
International Flavors & Fragrances Inc.	239,000	25,360
BASF SE1	280,000	25,141
Givaudan SA1	13,412	24,499
Wacker Chemie AG1	228,000	24,437
Koninklijke DSM NV1	457,000	24,327
Fortescue Metals Group Ltd.[1]	11,140,000	20,179
Anhui Conch Cement Co. Ltd., Class H1	5,444,000	18,290
New World Fund — Page 6 of 16

unaudited
Common stocks Materials (continued)	Shares	Value (000)
First Quantum Minerals Ltd.	1,995,300	$18,199
BHP Billiton PLC[1]	700,000	15,243
Rio Tinto PLC[1]	346,000	15,240
Glencore PLC[1]	3,480,000	12,980
FUCHS PETROLUB SE1	267,950	10,147
ArcelorMittal[1]	980,000	9,337
Rexam PLC[1]	853,271	5,450
African Minerals Ltd.[1,2]	7,793,102	—
		688,351
Utilities 2.66%
Power Grid Corp. of India Ltd.[1]	97,858,870	233,678
ENN Energy Holdings Ltd.[1]	23,184,000	137,200
PT Perusahaan Gas Negara (Persero) Tbk[1]	293,633,500	116,882
Cheung Kong Infrastructure Holdings Ltd.[1]	9,755,000	80,127
China Resources Gas Group Ltd.[1]	7,500,000	18,200
Energy World Corp. Ltd.[1,2]	61,900,000	14,083
Infraestructura Energética Nova, SAB de CV	2,303,325	10,938
		611,108
Miscellaneous 4.78%
Other common stocks in initial period of acquisition		1,099,959
Total common stocks (cost: $14,909,416,000)		18,123,454
Preferred securities 0.02% Miscellaneous 0.02%
Other preferred securities in initial period of acquisition		3,579
Total preferred securities (cost: $1,848,000)		3,579
Bonds, notes & other debt instruments 10.15% Bonds & notes of governments & government agencies outside the U.S. 8.06%	Principal amount (000)
Argentina (Republic of) 7.00% 2015	$26,800	26,384
Argentina (Republic of) 7.00% 2017	92,526	87,548
Brazil (Federal Republic of) 10.00% 2017	BRL42,500	15,220
Brazil (Federal Republic of) 6.00% 2018[5]	28,257	10,463
Brazil (Federal Republic of) 6.00% 2020[5]	26,973	10,021
Brazil (Federal Republic of) 10.00% 2023	50,430	17,046
Brazil (Federal Republic of) 10.00% 2025	20,570	6,861
Brazil (Federal Republic of) 6.00% 2045[5]	11,688	4,309
Brazil (Federal Republic of) Global 4.25% 2025	$26,275	26,242
Colombia (Republic of), Series B, 5.00% 2018	COP82,085,300	33,737
Colombia (Republic of), Series B, 10.00% 2024	21,730,000	11,057
Colombia (Republic of), Series B, 6.00% 2028	30,523,900	11,460
Colombia (Republic of) 5.00% 2045	$11,260	12,031
Colombia (Republic of) Global 4.375% 2021	18,800	19,975
Colombia (Republic of) Global 4.00% 2024	2,200	2,294
Colombia (Republic of) Global 9.85% 2027	COP5,915,000	3,245
Colombia (Republic of) Global 6.125% 2041	$11,200	13,748
Colombia (Republic of) Global 5.625% 2044	1,400	1,628
Croatian Government 6.75% 2019[3]	3,490	3,867
Croatian Government 6.625% 2020	27,365	30,290
New World Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Croatian Government 6.375% 2021[3]	$8,650	$9,548
Croatian Government 5.50% 2023[3]	9,785	10,384
Dominican Republic 7.50% 2021[3,6]	6,000	6,729
Dominican Republic 7.50% 2021[6]	2,375	2,664
Dominican Republic 5.50% 2025[3]	16,950	17,331
Dominican Republic 8.625% 2027[3,6]	9,900	11,756
Dominican Republic 7.45% 2044[3]	55,325	61,134
Dominican Republic 7.45% 2044	2,350	2,597
Dominican Republic 6.85% 2045[3]	13,885	14,093
Egypt (Arab Republic of) 5.75% 2020[3]	4,000	4,290
Ghana (Republic of) 8.50% 2017	2,100	2,103
Ghana (Republic of) 8.125% 2026[3,6]	12,900	11,191
Greek Government 2.00%/3.00% 2023[7]	€1,910	1,257
Greek Government 2.00%/3.00% 2024[7]	1,910	1,241
Greek Government 2.00%/3.00% 2025[7]	1,910	1,219
Greek Government 2.00%/3.00% 2026[7]	1,910	1,133
Greek Government 2.00%/3.00% 2027[7]	1,910	1,102
Greek Government 2.00%/3.00% 2028[7]	1,910	1,076
Greek Government 2.00%/3.00% 2029[7]	2,855	1,598
Greek Government 2.00%/3.00% 2030[7]	2,855	1,610
Greek Government 2.00%/3.00% 2031[7]	2,855	1,583
Greek Government 2.00%/3.00% 2032[7]	2,855	1,593
Greek Government 2.00%/3.00% 2033[7]	2,855	1,593
Greek Government 2.00%/3.00% 2034[7]	2,855	1,584
Greek Government 2.00%/3.00% 2035[7]	2,855	1,583
Greek Government 2.00%/3.00% 2036[7]	3,645	2,039
Greek Government 2.00%/3.00% 2037[7]	3,645	2,058
Greek Government 2.00%/3.00% 2038[7]	3,645	2,041
Greek Government 2.00%/3.00% 2039[7]	3,645	2,039
Greek Government 2.00%/3.00% 2040[7]	3,645	2,036
Greek Government 2.00%/3.00% 2041[7]	3,645	2,023
Greek Government 2.00%/3.00% 2042[7]	3,645	2,044
Hungarian Government 4.00% 2019	$1,960	2,063
Hungarian Government 6.25% 2020	21,900	25,253
Hungarian Government 6.375% 2021	9,260	10,922
Hungarian Government 5.375% 2023	7,590	8,582
Hungarian Government 5.75% 2023	4,200	4,891
Hungarian Government, Series 23A, 6.00% 2023	HUF2,153,410	9,857
Hungarian Government 5.375% 2024	$1,050	1,199
Hungarian Government, Series 25B, 5.50% 2025	HUF3,646,590	16,501
Hungarian Government 7.625% 2041	$5,400	8,019
India (Republic of) 7.28% 2019	INR2,079,000	33,261
India (Republic of) 8.83% 2023	1,650,000	28,439
India (Republic of) 8.60% 2028	1,280,000	22,295
India (Republic of) 9.20% 2030	510,000	9,411
Indonesia (Republic of) 5.875% 2020	$26,650	30,181
Indonesia (Republic of) 4.875% 2021	16,565	18,056
Indonesia (Republic of) 4.875% 2021[3]	15,300	16,677
Indonesia (Republic of) 8.25% 2021	IDR143,000,000	12,101
Indonesia (Republic of) 3.75% 2022	$1,950	1,979
Indonesia (Republic of) 5.875% 2024[3]	6,500	7,540
Indonesia (Republic of) 4.125% 2025[3]	4,100	4,233
Indonesia (Republic of) 5.25% 2042	2,950	3,148
Indonesia (Republic of) 4.625% 2043	4,000	3,950
Indonesia (Republic of) 6.75% 2044	15,950	20,615
New World Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 6.75% 2044[3]	$4,500	$5,816
Kenya (Rebulic of) 5.875 2019[3]	3,155	3,163
Kenya (Republic of) 6.875% 2024[3]	35,165	37,011
Kenya (Republic of) 6.875% 2024	12,500	13,156
Morocco Government 4.25% 2022	6,500	6,833
Morocco Government 4.25% 2022[3]	2,200	2,313
Morocco Government 5.50% 2042	19,200	21,612
Morocco Government 5.50% 2042[3]	1,800	2,026
Nigeria (Republic of) 5.125% 2018[3]	4,265	4,142
Nigeria (Republic of) 6.75% 2021[3]	9,900	9,628
Nigeria (Republic of) 6.375% 2023	25,000	23,067
Nigeria (Republic of) 6.375% 2023[3]	2,145	1,979
Pakistan (Republic of) 6.75% 2019[3]	5,000	5,038
Pakistan (Republic of) 7.25% 2019[3]	10,400	10,647
Pakistan (Republic of) 7.25% 2019	3,000	3,071
Pakistan (Republic of) 8.25% 2024[3]	6,500	6,752
Pakistan (Republic of) 8.25% 2024	1,900	1,974
Panama (Republic of) Global 8.875% 2027	2,775	4,163
Panama (Republic of) Global 9.375% 2029	9,034	14,229
Panama (Republic of) Global 6.70% 2036[6]	6,819	9,257
Peru (Republic of) 8.75% 2033	14,975	23,848
Peru (Republic of) 6.55% 2037[6]	5,042	6,693
Perusahaan Penerbit SBSN 4.35% 2024[3]	11,250	11,545
Philippines (Republic of) 7.75% 2031	9,968	15,164
Philippines (Republic of) 6.25% 2036	PHP330,000	8,735
Philippines (Republic of) 3.95% 2040	$23,544	25,987
Polish Government 5.00% 2022	22,395	25,756
Polish Government, Series 102, 4.00% 2023	PLN51,900	16,362
Polish Government 4.00% 2024	$9,880	10,819
Russian Federation 6.20% 2018	RUB1,123,400	13,157
Slovenia (Republic of) 4.75% 2018[3]	$16,515	17,776
Slovenia (Republic of) 4.125% 2019[3]	1,645	1,751
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,476
Slovenia (Republic of) 5.85% 2023[3]	23,970	28,466
Slovenia (Republic of) 5.85% 2023	5,800	6,888
South Africa (Republic of) 5.50% 2020	24,100	26,600
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR141,450	12,818
South Africa (Republic of) 4.665% 2024	$12,850	13,701
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR533,150	39,356
Turkey (Republic of) 9.00% 2016	TRY11,700	4,881
Turkey (Republic of) 4.557% 2018[3]	$8,605	9,132
Turkey (Republic of) 3.50% 2019[5]	TRY7,662	3,358
Turkey (Republic of) 7.00% 2019	$3,500	4,034
Turkey (Republic of) 3.00% 2021[5]	TRY13,777	6,009
Turkey (Republic of) 5.625% 2021	$28,575	31,915
Turkey (Republic of) 9.00% 2024	TRY10,750	4,990
Turkey (Republic of) 6.00% 2041	$52,300	62,825
United Mexican States Government, Series M, 5.00% 2017	MXN50,900	3,508
United Mexican States Government 4.00% 2019[5]	126,274	9,255
United Mexican States Government 2.50% 2020[5]	258,889	17,759
United Mexican States Government, Series M, 6.50% 2021	219,400	15,940
United Mexican States Government 2.00% 2022[5]	52,834	3,491
United Mexican States Government, Series M20, 10.00% 2024	97,000	8,830
United Mexican States Government 4.00% 2040[5]	173,825	13,627
United Mexican States Government Global, Series A, 5.625% 2017	$6,250	6,788
New World Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government Global, Series A, 5.125% 2020	$22,026	$24,581
United Mexican States Government Global, Series A, 3.625% 2022	18,000	18,576
United Mexican States Government Global, Series A, 4.00% 2023	95,200	101,269
United Mexican States Government Global 3.60% 2025	39,341	40,718
United Mexican States Government Global, Series A, 6.05% 2040	15,542	19,894
United Mexican States Government Global 4.75% 2044	7,450	8,158
United Mexican States Government Global 5.55% 2045	23,095	28,118
United Mexican States Government Global, 4.60% 2046	10,900	11,718
Uruguay (Republic of) 5.00% 2018[5]	UYU121,736	5,137
Uruguay (Republic of) 4.375% 2028[5,6]	118,160	4,970
Venezuela (Republic of) 9.25% 2027	$53,670	20,126
Venezuela (Republic of) 9.25% 2028	4,460	1,516
Zambia (Republic of) 5.375% 2022	19,500	17,550
Zambia (Republic of) 8.50% 2024[3]	16,550	17,495
		1,853,814
Corporate bonds & notes 1.40% Energy 0.65%
Ecopetrol SA 5.875% 2023	3,100	3,294
Ecopetrol SA 5.875% 2045	11,375	10,977
Gazprom OJSC 5.092% 2015[3]	11,480	11,394
Gazprom OJSC 9.25% 2019	15,000	14,715
Gazprom OJSC, Series 9, 6.51% 2022	17,200	14,838
Gazprom OJSC 6.51% 2022[3]	10,810	9,325
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	17,285
Petróleos Mexicanos 5.50% 2021	7,675	8,331
Petróleos Mexicanos 4.875% 2022	5,568	5,821
Petróleos Mexicanos 3.50% 2023	3,975	3,772
Petróleos Mexicanos 6.50% 2041	8,825	9,918
Petróleos Mexicanos 5.50% 2044[3]	20,510	20,715
Petróleos Mexicanos 5.50% 2044	2,425	2,449
PTT Exploration & Production Ltd. 5.692% 2021[3]	3,400	3,847
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	3,902	4,239
Zhaikmunai LP 7.125% 2019[3]	11,000	8,855
		149,775
Financials 0.22%
Banco de Crédito del Perú 5.375% 2020[3]	5,000	5,512
Bank of India 3.625% 2018[3]	6,000	6,183
BBVA Bancomer SA 6.50% 2021[3]	6,550	7,293
HSBK (Europe) BV 7.25% 2021[3]	11,150	10,664
Magyar Export-Import Bank 4.00% 2020[3]	8,710	8,808
SB Capital SA 5.40% 2017	5,950	5,519
SB Capital SA 5.25% 2023[3]	5,000	3,062
VEB Finance Ltd. 6.902% 2020	5,300	4,013
		51,054
Utilities 0.17%
AES Panamá, SA 6.35% 2016[3]	10,400	10,816
CEZ, a s 4.25% 2022[3]	4,720	5,168
Eskom Holdings Ltd. 5.75% 2021[3]	12,300	12,331
Eskom Holdings SOC Ltd. 5.75% 2021	12,000	12,030
		40,345
New World Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.13%	Principal amount (000)	Value (000)
Digicel Group Ltd. 8.25% 2020[3]	$6,500	$6,357
Digicel Group Ltd. 6.00% 2021[3]	6,285	5,908
Digicel Group Ltd. 7.125% 2022[3]	6,575	5,973
MTS International Funding Ltd. 8.625% 2020	13,200	12,760
		30,998
Industrials 0.11%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	4,888
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,345	4,369
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[3]	17,000	15,087
		24,344
Consumer staples 0.06%
Brasil Foods SA 5.875% 2022[3]	12,000	12,963
Materials 0.05%
CEMEX SAB de CV 4.984% 2018[3,8]	12,000	12,300
Consumer discretionary 0.01%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,846
Total corporate bonds & notes		323,625
U.S. Treasury bonds & notes 0.69% U.S. Treasury 0.69%
U.S. Treasury 4.00% 2015[9]	$157,900	158,123
Total U.S. Treasury bonds & notes		158,123
Total bonds, notes & other debt instruments (cost: $2,331,535,000)		2,335,562
Short-term securities 10.72%
American Honda Finance Corp. 0.14% due 3/25/2015	30,000	29,994
Apple Inc. 0.07% due 2/23/2015[3]	8,800	8,799
Australia & New Zealand Banking Group, Ltd. 0.16% due 4/27/2015[3]	50,000	49,980
Bank of Nova Scotia 0.16%–0.18% due 3/6/2015–5/13/2015[3]	93,100	93,079
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 2/4/2015	33,500	33,499
BASF AG 0.13% due 3/25/2015[3]	40,000	39,989
Chariot Funding, LLC 0.22% due 4/23/2015[3]	53,400	53,374
Commonwealth Bank of Australia 0.15% due 3/4/2015[3]	72,100	72,093
Electricité de France 0.16% due 4/2/2015[3]	35,000	34,990
Estée Lauder Companies Inc. 0.12% due 2/10/2015[3]	15,100	15,099
ExxonMobil Corp. 0.11% due 4/21/2015	9,400	9,396
Fannie Mae 0.10%–0.16% due 3/2/2015–8/17/2015	208,500	208,445
Federal Home Loan Bank 0.07%–0.19% due 2/4/2015–10/19/2015	608,300	608,177
Freddie Mac 0.09%–0.19% due 2/3/2015–8/25/2015	257,502	257,489
General Electric Co. 0.06% due 2/2/2015	2,900	2,900
KfW 0.15% due 4/27/2015[3]	44,900	44,884
Mitsubishi UFJ Trust and Banking Corp. 0.17%–0.19% due 2/12/2015–2/13/2015[3]	75,900	75,896
Mizuho Funding LLC 0.20%–0.21% due 2/3/2015–3/9/2015[3]	100,000	99,991
Nordea Bank AB 0.17%–0.19% due 2/9/2015–4/1/2015[3]	170,000	169,975
Old Line Funding, LLC 0.17%–0.21% due 2/19/2015–4/27/2015[3]	98,800	98,764
Province of Ontario 0.10% due 2/11/2015	50,000	49,999
New World Fund — Page 11 of 16

unaudited
Short-term securities	Principal amount (000)	Value (000)
Reckitt Benckiser Treasury Services PLC 0.23% due 2/12/2015[3]	$15,000	$14,999
Sumitomo Mitsui Banking Corp. 0.15%–0.20% due 2/17/2015–2/23/2015[3]	87,500	87,492
Svenska Handelsbanken Inc. 0.20%–0.21% due 4/13/2015–4/20/2015[3]	93,300	93,267
Thunder Bay Funding, LLC 0.27% due 7/20/2015[3]	65,301	65,218
Toronto-Dominion Holdings USA Inc. 0.13%–0.17% due 2/2/2015–3/3/2015[3]	100,000	99,994
Toyota Motor Credit Corp. 0.15% due 5/20/2015	19,200	19,188
U.S. Treasury Bills 0.14% due 6/25/2015	28,500	28,497
Total short-term securities (cost: $2,465,272,000)		2,465,467
Total investment securities 99.68% (cost: $19,708,071,000)		22,928,062
Other assets less liabilities 0.32%		74,707
Net assets 100.00%		$23,002,769
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $286,171,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 1/31/2015 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Brazilian reais	2/9/2015	Citibank	$31,373	BRL85,300	$(325)
Brazilian reais	2/18/2015	UBS AG	$11,322	BRL30,102	161
Colombian pesos	2/23/2015	UBS AG	$41,989	COP100,409,500	935
Colombian pesos	2/27/2015	Barclays Bank PLC	$12,618	COP30,011,600	352
Euros	2/9/2015	Bank of America, N.A.	$27,613	€23,150	1,451
Euros	2/20/2015	JPMorgan Chase	$8,465	€7,150	385
Euros	2/20/2015	Bank of America, N.A.	$7,460	€6,300	339
Euros	2/25/2015	Bank of America, N.A.	$6,597	€5,600	268
Euros	2/25/2015	Bank of America, N.A.	$3,717	€3,211	88
Euros	3/12/2015	HSBC Bank	$1,211	€1,025	52
Indonesian rupiah	2/9/2015	JPMorgan Chase	$5,635	IDR71,662,500	(14)
Japanese yen	2/9/2015	UBS AG	$3,758	¥449,700	(72)
Japanese yen	2/23/2015	Bank of America, N.A.	$5,558	¥660,000	(64)
Japanese yen	2/25/2015	UBS AG	$3,560	¥420,000	(17)
Mexican pesos	2/23/2015	HSBC Bank	$7,472	MXN109,530	176
Mexican pesos	3/13/2015	UBS AG	$26,652	MXN390,300	685
Turkish lira	2/25/2015	UBS AG	$293	TRY675	19
Turkish lira	3/12/2015	Citibank	$5,774	TRY13,425	332
					$4,751
New World Fund — Page 12 of 16

unaudited
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
Hikma Pharmaceuticals PLC[1]	11,129,828	—	105,000	11,024,828	$—	$390,725
International Container Terminal Services, Inc.[1]	106,374,000	—	—	106,374,000	—	274,392
InterOil Corp.[2]	3,655,239	—	—	3,655,239	—	137,474
Meyer Burger Technology AG1,2	5,800,000	—	—	5,800,000	—	36,032
Indus Gas Ltd.[1,2]	10,429,272	—	—	10,429,272	—	20,892
					$—	$859,515

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $13,535,328,000, which represented 58.84% of the net assets of the fund. This amount includes $13,458,066,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,781,209,000, which represented 7.74% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Coupon rate may change periodically.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,157,000, which represented .01% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
New World Fund — Page 13 of 16

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with
New World Fund — Page 14 of 16

unaudited
the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$619,980	$2,429,102	$70	$3,049,152
Consumer discretionary	533,651	2,349,752	—	2,883,403
Information technology	1,023,432	1,305,131	—	2,328,563
Health care	639,405	1,385,690	—	2,025,095
Consumer staples	434,530	1,488,780	—	1,923,310
Industrials	506,272	1,369,372	—	1,875,644
Telecommunication services	72,907	755,135	—	828,042
Energy	306,180	504,647	—	810,827
Materials	134,528	553,823	—	688,351
Utilities	10,938	600,170	—	611,108
Miscellaneous	306,305	793,654	—	1,099,959
Preferred securities	3,579	—	—	3,579
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,853,814	—	1,853,814
Corporate bonds & notes	—	323,625	—	323,625
U.S. Treasury bonds & notes	—	158,123	—	158,123
Short-term securities	—	2,465,467	—	2,465,467
Total	$4,591,707	$18,336,285	$70	$22,928,062

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,243	$—	$5,243
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(492)	—	(492)
Total	$—	$4,751	$—	$4,751
*	Securities with a value of $13,077,477,000, which represented 56.85% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,570,488
Gross unrealized depreciation on investment securities	(2,456,070)
Net unrealized appreciation on investment securities	3,114,418
Cost of investment securities	19,813,644

New World Fund — Page 15 of 16

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-036-0315O-S42192	New World Fund — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the New World Fund, Inc.’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the New World Fund, Inc.’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2015